UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04257

Deutsche DWS Variable Series I

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2022

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

June 30, 2022
Semiannual Report
Deutsche DWS Variable Series I
DWS Capital Growth VIP

Contents
3	Performance Summary
4	Portfolio Summary
4	Portfolio Manager
5	Investment Portfolio
8	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Financial Highlights
12	Notes to Financial Statements
17	Information About Your Fund's Expenses
18	Liquidity Risk Management
18	Proxy Voting
19	Advisory Agreement Board Considerations and Fee Evaluation
This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Performance SummaryJune 30, 2022 (Unaudited)
Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2022 are 0.48% and 0.75% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment

Yearly periods ended June 30
Russell 1000® Growth Index is an unmanaged index that consists of those stocks in the Russell 1000® Index that have higher price-to-book ratios and higher forecasted growth values. Russell 1000® Index is an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the U.S. and whose common stocks are traded.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results
DWS Capital Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$7,081	$7,744	$13,297	$18,064	$37,173
	Average annual total return	–29.19%	–22.56%	9.96%	12.55%	14.03%
Russell 1000® Growth Index	Growth of $10,000	$7,193	$8,123	$14,270	$19,502	$39,745
	Average annual total return	–28.07%	–18.77%	12.58%	14.29%	14.80%
DWS Capital Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$7,070	$7,721	$13,192	$17,823	$36,164
	Average annual total return	–29.30%	–22.79%	9.67%	12.25%	13.72%
Russell 1000® Growth Index	Growth of $10,000	$7,193	$8,123	$14,270	$19,502	$39,745
	Average annual total return	–28.07%	–18.77%	12.58%	14.29%	14.80%
The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 3

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/22	12/31/21
Common Stocks	100%	99%
Cash Equivalents	0%	1%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	6/30/22	12/31/21
Information Technology	44%	45%
Health Care	13%	12%
Consumer Discretionary	12%	13%
Communication Services	11%	12%
Industrials	8%	8%
Financials	6%	5%
Consumer Staples	3%	2%
Real Estate	2%	2%
Materials	1%	1%
	100%	100%
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 5.
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Manager
Sebastian P. Werner, PhD, Head of Investment Strategy Equity

4 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Investment Portfolioas of June 30, 2022 (Unaudited)

	Shares	Value ($)
Common Stocks 99.7%
Communication Services 11.4%
Entertainment 3.0%
Activision Blizzard, Inc.	64,103	4,991,059
Live Nation Entertainment, Inc.*	79,629	6,575,763
Netflix, Inc.*	23,845	4,169,775
Spotify Technology SA*	43,342	4,066,780
Walt Disney Co.*	50,160	4,735,104
		24,538,481
Interactive Media & Services 7.1%
Alphabet, Inc. "A"*	10,148	22,115,131
Alphabet, Inc. "C"*	10,874	23,786,331
Match Group, Inc.*	83,289	5,804,410
Meta Platforms, Inc. "A"*	35,212	5,677,935
Snap, Inc. "A"*	87,759	1,152,276
		58,536,083
Wireless Telecommunication Services 1.3%
T-Mobile U.S., Inc.*	80,959	10,892,224
Consumer Discretionary 12.3%
Diversified Consumer Services 1.2%
Chegg, Inc.*	102,208	1,919,466
Terminix Global Holdings, Inc.*	198,030	8,049,920
		9,969,386
Hotels, Restaurants & Leisure 1.3%
McDonald's Corp.	24,811	6,125,340
Planet Fitness, Inc. "A"*	72,192	4,909,778
		11,035,118
Internet & Direct Marketing Retail 4.3%
Amazon.com, Inc.*	329,983	35,047,494
Multiline Retail 0.8%
Dollar General Corp.	26,422	6,485,016
Specialty Retail 3.4%
Burlington Stores, Inc.*	15,654	2,132,544
CarMax, Inc.*	64,125	5,802,030
Home Depot, Inc.	74,066	20,314,082
		28,248,656
Textiles, Apparel & Luxury Goods 1.3%
Lululemon Athletica, Inc.*	20,960	5,713,906
NIKE, Inc. "B"	49,706	5,079,953
		10,793,859
Consumer Staples 2.7%
Beverages 0.3%
Constellation Brands, Inc. "A"	12,255	2,856,151
Food & Staples Retailing 1.7%
Costco Wholesale Corp.	28,743	13,775,945
	Shares	Value ($)
Personal Products 0.7%
Estee Lauder Companies, Inc. "A"	23,142	5,893,573
Financials 5.7%
Capital Markets 1.4%
Intercontinental Exchange, Inc.	124,053	11,665,944
Consumer Finance 0.7%
American Express Co.	30,316	4,202,404
SoFi Technologies, Inc.* (a)	394,483	2,078,925
		6,281,329
Insurance 3.6%
Progressive Corp.	252,874	29,401,660
Health Care 13.2%
Biotechnology 0.2%
Exact Sciences Corp.*	46,240	1,821,394
Health Care Equipment & Supplies 4.0%
DexCom, Inc.*	156,216	11,642,778
Hologic, Inc.*	176,261	12,214,887
Intuitive Surgical, Inc.*	26,929	5,404,920
The Cooper Companies, Inc.	10,846	3,396,100
		32,658,685
Health Care Providers & Services 0.6%
agilon health, Inc.*	217,526	4,748,592
Life Sciences Tools & Services 6.7%
Charles River Laboratories International, Inc.*	21,552	4,611,482
Danaher Corp.	72,010	18,255,975
Thermo Fisher Scientific, Inc.	60,076	32,638,089
		55,505,546
Pharmaceuticals 1.7%
Zoetis, Inc.	81,178	13,953,686
Industrials 7.7%
Aerospace & Defense 0.4%
TransDigm Group, Inc.*	6,149	3,299,984
Building Products 0.4%
Trex Co., Inc.*	60,799	3,308,682
Electrical Equipment 2.5%
AMETEK, Inc.	115,369	12,677,900
Generac Holdings, Inc.*	38,678	8,144,813
		20,822,713
Machinery 0.5%
Deere & Co.	14,262	4,271,041
Professional Services 2.6%
TransUnion	150,122	12,008,259
Verisk Analytics, Inc.	55,653	9,632,977
		21,641,236
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 5

	Shares	Value ($)
Road & Rail 1.0%
Norfolk Southern Corp.	26,030	5,916,358
Uber Technologies, Inc.*	108,232	2,214,427
		8,130,785
Trading Companies & Distributors 0.3%
SiteOne Landscape Supply, Inc.*	18,115	2,153,330
Information Technology 44.3%
IT Services 6.1%
Cloudflare, Inc. "A"*	47,316	2,070,075
Global Payments, Inc.	73,456	8,127,172
Mastercard, Inc. "A"	66,511	20,982,890
PayPal Holdings, Inc.*	41,707	2,912,817
Twilio, Inc. "A"*	42,727	3,580,950
Visa, Inc. "A"	62,429	12,291,646
		49,965,550
Semiconductors & Semiconductor Equipment 5.7%
Advanced Micro Devices, Inc.*	107,477	8,218,766
Analog Devices, Inc.	69,315	10,126,228
Applied Materials, Inc.	90,178	8,204,395
MKS Instruments, Inc.	38,861	3,988,304
NVIDIA Corp.	108,766	16,487,838
		47,025,531
Software 21.4%
Adobe, Inc.*	40,875	14,962,703
Atlassian Corp. PLC "A"*	14,476	2,712,802
Avalara, Inc.*	56,314	3,975,768
Box, Inc. "A"*	97,744	2,457,284
Dynatrace, Inc.*	118,148	4,659,757
Five9, Inc.*	49,204	4,484,453
Intuit, Inc.	27,154	10,466,238
Microsoft Corp.	335,288	86,112,017
Roper Technologies, Inc.	18,825	7,429,286
Salesforce, Inc.*	64,289	10,610,257
ServiceNow, Inc.*	29,674	14,110,580
Synopsys, Inc.*	49,081	14,905,900
		176,887,045
	Shares	Value ($)
Technology Hardware, Storage & Peripherals 11.1%
Apple, Inc.	670,096	91,615,525
Materials 0.6%
Construction Materials
Vulcan Materials Co.	33,793	4,801,985
Real Estate 1.8%
Equity Real Estate Investment Trusts (REITs)
Equinix, Inc.	10,405	6,836,293
Prologis, Inc.	67,967	7,996,318
		14,832,611
Total Common Stocks (Cost $379,468,257)		822,864,840
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.28% (b) (c) (Cost $2,268,272)	2,268,272	2,268,272
Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 1.36% (b) (Cost $1,738,007)	1,738,007	1,738,007

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $383,474,536)	100.2	826,871,119
Other Assets and Liabilities, Net	(0.2)	(1,473,063)
Net Assets	100.0	825,398,056
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2022	Value ($) at 6/30/2022
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.28% (b) (c)
33,665,520	—	31,397,248 (d)	—	—	17,141	—	2,268,272	2,268,272
Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 1.36% (b)
12,375,306	49,294,791	59,932,090	—	—	6,332	—	1,738,007	1,738,007
46,040,826	49,294,791	91,329,338	—	—	23,473	—	4,006,279	4,006,279

*	Non-income producing security.
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2022 amounted to $2,078,920, which is 0.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2022.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$ 822,864,840	$ —	$ —	$ 822,864,840
Short-Term Investments (a)	4,006,279	—	—	4,006,279
Total	$826,871,119	$—	$—	$826,871,119

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 7

Statement of Assets and Liabilities

as of June 30, 2022 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $379,468,257) — including $2,078,920 of securities loaned	$ 822,864,840
Investment in DWS Government & Agency Securities Portfolio (cost $2,268,272)*	2,268,272
Investment in DWS Central Cash Management Government Fund (cost $1,738,007)	1,738,007
Receivable for investments sold	4,050,180
Receivable for Fund shares sold	157,464
Dividends receivable	92,519
Interest receivable	4,139
Other assets	12,388
Total assets	831,187,809
Liabilities
Payable upon return of securities loaned	2,268,272
Payable for investments purchased	2,860,020
Payable for Fund shares redeemed	207,572
Accrued management fee	262,184
Accrued Trustees' fees	7,313
Other accrued expenses and payables	184,392
Total liabilities	5,789,753
Net assets, at value	$825,398,056
Net Assets Consist of
Distributable earnings (loss)	463,875,845
Paid-in capital	361,522,211
Net assets, at value	$825,398,056
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($821,170,150 ÷ 28,106,628 outstanding shares of beneficial interest, $0.01 par value, unlimited number of shares authorized)	$ 29.22
Class B
Net Asset Value, offering and redemption price per share ($4,227,906 ÷ 145,618 outstanding shares of beneficial interest, $0.01 par value, unlimited number of shares authorized)	$ 29.03

*	Represents collateral on securities loaned.
Statement of Operations
for the six months ended June 30, 2022 (Unaudited)

Investment Income
Income:
Dividends	$ 2,411,615
Income distributions — DWS Central Cash Management Government Fund	6,332
Securities lending income, net of borrower rebates	17,141
Total income	2,435,088
Expenses:
Management fee	1,841,224
Administration fee	482,659
Services to shareholders	1,268
Record keeping fee (Class B)	240
Distribution service fee (Class B)	6,559
Custodian fee	6,758
Professional fees	52,155
Reports to shareholders	21,756
Trustees' fees and expenses	29,803
Other	28,577
Total expenses	2,470,999
Net investment income (loss)	(35,911)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	21,171,607
Change in net unrealized appreciation (depreciation) on investments	(373,575,301)
Net gain (loss)	(352,403,694)
Net increase (decrease) in net assets resulting from operations	$(352,439,605)
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income (loss)	$ (35,911)	$ 881,402
Net realized gain (loss)	21,171,607	149,545,914
Change in net unrealized appreciation (depreciation)	(373,575,301)	90,238,879
Net increase (decrease) in net assets resulting from operations	(352,439,605)	240,666,195
Distributions to shareholders:
Class A	(149,876,386)	(65,033,932)
Class B	(792,393)	(342,026)
Total distributions	(150,668,779)	(65,375,958)
Fund share transactions:
Class A
Proceeds from shares sold	15,303,710	31,455,362
Reinvestment of distributions	149,876,386	65,033,932
Payments for shares redeemed	(68,390,968)	(172,801,537)
Net increase (decrease) in net assets from Class A share transactions	96,789,128	(76,312,243)
Class B
Proceeds from shares sold	604,452	920,421
Reinvestment of distributions	792,393	342,026
Payments for shares redeemed	(959,154)	(1,729,958)
Net increase (decrease) in net assets from Class B share transactions	437,691	(467,511)
Increase (decrease) in net assets	(405,881,565)	98,510,483
Net assets at beginning of period	1,231,279,621	1,132,769,138
Net assets at end of period	$825,398,056	$1,231,279,621

Other Information
Class A
Shares outstanding at beginning of period	24,941,174	26,599,512
Shares sold	370,894	695,893
Shares issued to shareholders in reinvestment of distributions	4,608,745	1,495,721
Shares redeemed	(1,814,185)	(3,849,952)
Net increase (decrease) in Class A shares	3,165,454	(1,658,338)
Shares outstanding at end of period	28,106,628	24,941,174
Class B
Shares outstanding at beginning of period	132,015	141,745
Shares sold	15,983	20,632
Shares issued to shareholders in reinvestment of distributions	24,509	7,890
Shares redeemed	(26,889)	(38,252)
Net increase (decrease) in Class B shares	13,603	(9,730)
Shares outstanding at end of period	145,618	132,015
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 9

Financial Highlights
DWS Capital Growth VIP — Class A
	Six Months Ended 6/30/22	Years Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$49.11	$42.36	$33.24	$27.27	$30.86	$26.70
Income (loss) from investment operations:
Net investment income (loss)[a]	(.00)*	.03	.09	.17	.14	.20
Net realized and unrealized gain (loss)	(13.71)	9.29	11.69	9.53	(.53)	6.47
Total from investment operations	(13.71)	9.32	11.78	9.70	(.39)	6.67
Less distributions from:
Net investment income	(.03)	(.10)	(.18)	(.14)	(.23)	(.22)
Net realized gains	(6.15)	(2.47)	(2.48)	(3.59)	(2.97)	(2.29)
Total distributions	(6.18)	(2.57)	(2.66)	(3.73)	(3.20)	(2.51)
Net asset value, end of period	$29.22	$49.11	$42.36	$33.24	$27.27	$30.86
Total Return (%)	(29.19)**	22.78	39.04	37.14	(1.60)	26.30
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	821	1,225	1,127	862	725	776
Ratio of expenses (%)[b]	.50***	.48	.49	.50	.50	.50
Ratio of net investment income (loss) (%)	(.01)***	.08	.25	.55	.46	.70
Portfolio turnover rate (%)	3**	12	13	11	26	15

[a]	Based on average shares outstanding during the period.
[b]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Amount is less than $.005.
**	Not annualized
***	Annualized

The accompanying notes are an integral part of the financial statements.

10 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

DWS Capital Growth VIP — Class B
	Six Months Ended 6/30/22	Years Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$48.87	$42.18	$33.10	$27.16	$30.75	$26.61
Income (loss) from investment operations:
Net investment income (loss)[a]	(.05)	(.08)	(.00)*	.09	.07	.13
Net realized and unrealized gain (loss)	(13.64)	9.24	11.66	9.49	(.54)	6.44
Total from investment operations	(13.69)	9.16	11.66	9.58	(.47)	6.57
Less distributions from:
Net investment income	—	—	(.10)	(.05)	(.15)	(.14)
Net realized gains	(6.15)	(2.47)	(2.48)	(3.59)	(2.97)	(2.29)
Total distributions	(6.15)	(2.47)	(2.58)	(3.64)	(3.12)	(2.43)
Net asset value, end of period	$29.03	$48.87	$42.18	$33.10	$27.16	$30.75
Total Return (%)	(29.30)**	22.46	38.70	36.79	(1.87)	25.96
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	6	6	4	3	6
Ratio of expenses (%)[b]	.76***	.75	.75	.76	.76	.75
Ratio of net investment income (loss) (%)	(.27)***	(.19)	(.01)	.29	.21	.45
Portfolio turnover rate (%)	3**	12	13	11	26	15

[a]	Based on average shares outstanding during the period.
[b]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 11

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company organized as a Massachusetts business trust. The Trust consists of four diversified funds: DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS Capital Growth VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

12 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2022, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of June 30, 2022) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2022, the Fund had a security on loan, which was classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the security loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Federal Income Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2022, the aggregate cost of investments for federal income tax purposes was $384,021,164. The net unrealized appreciation for all investments based on tax cost was $442,849,955. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $504,058,439 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $61,208,484.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of

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available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to realized tax character on distributions from certain securities and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other.  Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2022, purchases and sales of investment securities (excluding short-term investments) aggregated $28,737,631 and $74,141,825, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of average daily net assets	.390%
Next $750 million of average daily net assets	.365%
Over $1 billion of average daily net assets	.340%
Accordingly, for the six months ended June 30, 2022, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.37% of the Fund’s average daily net assets.
For the period from January 1, 2022 through September 30, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain

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the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.74%
Class B	.99%
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2022, the Administration Fee was $482,659, of which $68,311 is unpaid.
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2022, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2022
Class A	$ 549	$ 174
Class B	117	33
	$ 666	$ 207
Distribution Service Agreement. DWS Distributors, Inc. (“DDI“), also an affiliate of the Advisor, is the Trust’s Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2022, the Distribution Service Fee aggregated $6,559, of which $920 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2022, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $440, of which $40 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2022, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $1,290.
D.
Ownership of the Fund
At June 30, 2022, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 63% and 21%, respectively. Three participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 47%, 27% and 11%, respectively.

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E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2022.
F.
Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund's accounting and financial reporting.

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Information About Your Fund’s Expenses (Unaudited)
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2022 to June 30, 2022).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2022

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/22	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/22	$ 708.10	$ 707.00
Expenses Paid per $1,000*	$ 2.12	$ 3.22
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/22	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/22	$ 1,022.32	$ 1,021.03
Expenses Paid per $1,000*	$ 2.51	$ 3.81

*
Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche DWS Variable Series I — DWS Capital Growth VIP	.50%	.76%
For more information, please refer to the Fund’s prospectus.
These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

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Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2022, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2020 through November 30, 2021 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
Proxy Voting
The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

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Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Capital Growth VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2020, the Fund’s performance (Class A shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 19

the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and three-year periods and has underperformed its benchmark in the five-year period ended December 31, 2020.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2020, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance.  The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the

20 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 21

Notes

Notes

VS1capgro-3 (R-028374-11 8/22)

June 30, 2022
Semiannual Report
Deutsche DWS Variable Series I
DWS Core Equity VIP

Contents
3	Performance Summary
4	Portfolio Summary
4	Portfolio Management Team
5	Investment Portfolio
8	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Financial Highlights
12	Notes to Financial Statements
17	Information About Your Fund's Expenses
18	Liquidity Risk Management
18	Proxy Voting
19	Advisory Agreement Board Considerations and Fee Evaluation
This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. Fund management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

Performance SummaryJune 30, 2022 (Unaudited)
Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2022 are 0.59% and 0.91% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment

Yearly periods ended June 30
The Russell 1000® Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results
DWS Core Equity VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$8,173	$8,902	$13,110	$16,296	$34,450
	Average annual total return	–18.27%	–10.98%	9.45%	10.26%	13.17%
Russell 1000® Index	Growth of $10,000	$7,906	$8,696	$13,373	$16,852	$33,408
	Average annual total return	–20.94%	–13.04%	10.17%	11.00%	12.82%
DWS Core Equity VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$8,162	$8,872	$12,979	$16,035	$33,488
	Average annual total return	–18.38%	–11.28%	9.08%	9.90%	12.85%
Russell 1000® Index	Growth of $10,000	$7,906	$8,696	$13,373	$16,852	$33,408
	Average annual total return	–20.94%	–13.04%	10.17%	11.00%	12.82%
The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 3

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/22	12/31/21
Common Stocks	99%	99%
Cash Equivalents	1%	1%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	6/30/22	12/31/21
Information Technology	26%	29%
Health Care	17%	13%
Consumer Discretionary	11%	13%
Financials	10%	11%
Industrials	9%	9%
Communication Services	8%	9%
Consumer Staples	6%	5%
Energy	5%	3%
Real Estate	3%	4%
Utilities	3%	2%
Materials	2%	2%
	100%	100%
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 5.
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Management Team
Pankaj Bhatnagar, PhD, Head of Investment Strategy Equity
Di Kumble, CFA, Senior Portfolio Manager Equity
Arno V. Puskar, Senior Portfolio Manager Equity
Portfolio Managers

4 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

Investment Portfolioas of June 30, 2022 (Unaudited)

	Shares	Value ($)
Common Stocks 98.8%
Communication Services 8.2%
Entertainment 1.5%
Activision Blizzard, Inc.	3,718	289,483
Electronic Arts, Inc.	3,212	390,740
Roku, Inc.*	4,949	406,511
Walt Disney Co.*	4,483	423,195
		1,509,929
Interactive Media & Services 5.1%
Alphabet, Inc. "A"*	817	1,780,456
Alphabet, Inc. "C"*	1,292	2,826,185
Meta Platforms, Inc. "A"*	2,300	370,875
		4,977,516
Wireless Telecommunication Services 1.6%
T-Mobile U.S., Inc.*	11,935	1,605,735
Consumer Discretionary 11.1%
Auto Components 1.5%
BorgWarner, Inc.	8,977	299,563
Lear Corp.	9,214	1,159,950
		1,459,513
Automobiles 0.7%
Ford Motor Co.	29,746	331,073
Tesla, Inc.*	533	358,933
		690,006
Distributors 0.9%
Pool Corp.	2,578	905,471
Diversified Consumer Services 1.1%
Terminix Global Holdings, Inc.*	26,136	1,062,428
Hotels, Restaurants & Leisure 1.9%
Churchill Downs, Inc.	2,123	406,618
Darden Restaurants, Inc.	3,209	363,002
Hilton Worldwide Holdings, Inc.	3,791	422,469
Vail Resorts, Inc.	937	204,313
Wendy's Co.	24,357	459,860
		1,856,262
Household Durables 0.4%
Mohawk Industries, Inc.*	2,975	369,168
Internet & Direct Marketing Retail 1.6%
Amazon.com, Inc.*	15,400	1,635,634
Leisure Products 0.2%
Peloton Interactive, Inc. "A"*	20,854	191,440
Specialty Retail 1.2%
Bath & Body Works, Inc.	12,542	337,631
Five Below, Inc.*	4,837	548,661
RH*	1,689	358,507
		1,244,799
	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.6%
NIKE, Inc. "B"	12,146	1,241,321
PVH Corp.	6,142	349,480
		1,590,801
Consumer Staples 6.0%
Beverages 4.1%
Coca-Cola Co.	24,504	1,541,547
Constellation Brands, Inc. "A"	3,417	796,366
PepsiCo, Inc.	10,097	1,682,766
		4,020,679
Food & Staples Retailing 1.0%
Costco Wholesale Corp.	874	418,891
Kroger Co.	13,235	626,412
		1,045,303
Personal Products 0.9%
Coty, Inc. "A"*	65,533	524,919
Herbalife Nutrition Ltd.*	17,959	367,262
		892,181
Energy 4.6%
Oil, Gas & Consumable Fuels
Cheniere Energy, Inc.	4,232	562,983
Devon Energy Corp.	18,609	1,025,542
Hess Corp.	7,756	821,671
Occidental Petroleum Corp.	20,587	1,212,162
Valero Energy Corp.	9,090	966,085
		4,588,443
Financials 10.2%
Banks 4.2%
Bank of America Corp.	21,094	656,657
Huntington Bancshares, Inc.	54,738	658,498
JPMorgan Chase & Co.	18,479	2,080,920
Wells Fargo & Co.	20,695	810,623
		4,206,698
Capital Markets 3.5%
Ameriprise Financial, Inc.	3,621	860,639
Intercontinental Exchange, Inc.	3,901	366,850
MSCI, Inc.	2,795	1,151,959
S&P Global, Inc.	1,231	414,921
Tradeweb Markets, Inc. "A"	9,455	645,304
		3,439,673
Diversified Financial Services 0.4%
Apollo Global Management, Inc.	8,133	394,288
Insurance 2.1%
Everest Re Group Ltd.	1,683	471,711
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 5

	Shares	Value ($)
Hartford Financial Services Group, Inc.	6,652	435,240
MetLife, Inc.	18,188	1,142,025
		2,048,976
Health Care 16.4%
Biotechnology 5.2%
AbbVie, Inc.	8,560	1,311,050
Amgen, Inc.	5,838	1,420,385
Biogen, Inc.*	3,346	682,383
Gilead Sciences, Inc.	8,311	513,703
Moderna, Inc.*	5,932	847,386
Vertex Pharmaceuticals, Inc.*	1,229	346,320
		5,121,227
Health Care Providers & Services 7.7%
Centene Corp.*	19,102	1,616,220
Cigna Corp.	3,320	874,886
Elevance Health, Inc.	5,597	2,701,000
Humana, Inc.	1,166	545,770
McKesson Corp.	2,695	879,136
Molina Healthcare, Inc.*	3,604	1,007,715
		7,624,727
Life Sciences Tools & Services 0.2%
Danaher Corp.	919	232,985
Pharmaceuticals 3.3%
AstraZeneca PLC (ADR)	7,060	466,454
Bristol-Myers Squibb Co.	14,325	1,103,025
Johnson & Johnson	7,210	1,279,847
Zoetis, Inc.	2,266	389,503
		3,238,829
Industrials 8.8%
Aerospace & Defense 2.6%
General Dynamics Corp.	4,595	1,016,644
Northrop Grumman Corp.	2,266	1,084,439
Raytheon Technologies Corp.	4,399	422,788
		2,523,871
Building Products 0.8%
Owens Corning	11,283	838,440
Commercial Services & Supplies 1.9%
Republic Services, Inc.	2,689	351,910
Waste Management, Inc.	9,887	1,512,513
		1,864,423
Electrical Equipment 0.4%
Emerson Electric Co.	4,892	389,110
Industrial Conglomerates 0.3%
3M Co.	2,373	307,090
Machinery 1.7%
AGCO Corp.	5,341	527,157
Cummins, Inc.	2,004	387,834
	Shares	Value ($)
Ingersoll Rand, Inc.	8,206	345,308
Oshkosh Corp.	5,035	413,575
		1,673,874
Professional Services 0.6%
TransUnion	5,005	400,350
Verisk Analytics, Inc.	1,347	233,152
		633,502
Road & Rail 0.5%
J.B. Hunt Transport Services, Inc.	1,208	190,224
Norfolk Southern Corp.	1,178	267,747
		457,971
Information Technology 25.2%
Communications Equipment 0.5%
Cisco Systems, Inc.	12,146	517,905
IT Services 2.4%
Accenture PLC "A"	1,656	459,788
Visa, Inc. "A"	9,495	1,869,471
		2,329,259
Semiconductors & Semiconductor Equipment 4.3%
Advanced Micro Devices, Inc.*	8,957	684,942
Intel Corp.	27,752	1,038,202
NVIDIA Corp.	6,549	992,763
QUALCOMM, Inc.	12,286	1,569,414
		4,285,321
Software 10.3%
Dynatrace, Inc.*	8,908	351,331
Microsoft Corp.	26,674	6,850,683
Oracle Corp.	27,457	1,918,421
Salesforce, Inc.*	3,421	564,602
Synopsys, Inc.*	1,804	547,875
		10,232,912
Technology Hardware, Storage & Peripherals 7.7%
Apple, Inc.	55,657	7,609,425
Materials 2.1%
Chemicals 1.6%
Corteva, Inc.	7,203	389,970
DuPont de Nemours, Inc.	5,794	322,031
Linde PLC	1,627	467,811
The Mosaic Co.	9,318	440,089
		1,619,901
Metals & Mining 0.5%
Cleveland-Cliffs, Inc.*	19,496	299,654
United States Steel Corp.	10,675	191,189
		490,843
Real Estate 3.3%
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	5,189	1,007,963
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

	Shares	Value ($)
Iron Mountain, Inc.	23,673	1,152,639
Prologis, Inc.	9,660	1,136,499
		3,297,101
Utilities 2.9%
Electric Utilities 1.2%
NextEra Energy, Inc.	9,703	751,595
NRG Energy, Inc.	10,784	411,625
		1,163,220
Multi-Utilities 0.7%
Public Service Enterprise Group, Inc.	10,461	661,972
Water Utilities 1.0%
American Water Works Co., Inc.	6,594	980,989
Total Common Stocks (Cost $70,184,696)		97,829,840
	Shares	Value ($)
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 1.36% (a) (Cost $1,332,507)	1,332,507	1,332,507

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $71,517,203)	100.1	99,162,347
Other Assets and Liabilities, Net	(0.1)	(116,278)
Net Assets	100.0	99,046,069
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2022	Value ($) at 6/30/2022
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.28% (a) (b)
3,050,235	—	3,050,235 (c)	—	—	968	—	—	—
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 1.36% (a)
1,168,134	5,678,346	5,513,973	—	—	1,419	—	1,332,507	1,332,507
4,218,369	5,678,346	8,564,208	—	—	2,387	—	1,332,507	1,332,507

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2022.

ADR: American Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$ 97,829,840	$ —	$ —	$ 97,829,840
Short-Term Investments	1,332,507	—	—	1,332,507
Total	$99,162,347	$—	$—	$99,162,347

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 7

Statement of Assets and Liabilities

as of June 30, 2022 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $70,184,696)	$ 97,829,840
Investment in DWS Central Cash Management Government Fund (cost $1,332,507)	1,332,507
Cash	15,649
Receivable for Fund shares sold	3,574
Dividends receivable	70,498
Interest receivable	45
Other assets	830
Total assets	99,252,943
Liabilities
Payable for Fund shares redeemed	100,403
Accrued management fee	32,840
Accrued Trustees' fees	278
Other accrued expenses and payables	73,353
Total liabilities	206,874
Net assets, at value	$99,046,069
Net Assets Consist of
Distributable earnings (loss)	33,151,084
Paid-in capital	65,894,985
Net assets, at value	$99,046,069
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($96,226,048 ÷ 9,499,823 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.13
Class B
Net Asset Value, offering and redemption price per share ($2,820,021 ÷ 278,342 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.13
Statement of Operations
for the six months ended June 30, 2022 (Unaudited)

Investment Income
Income:
Dividends	$ 806,227
Income distributions — DWS Central Cash Management Government Fund	1,419
Securities lending income, net of borrower rebates	968
Total income	808,614
Expenses:
Management fee	217,755
Administration fee	54,160
Services to shareholders	710
Record keeping fee (Class B)	1,056
Distribution service fee (Class B)	4,050
Custodian fee	2,474
Audit fee	26,763
Legal fees	7,779
Tax fees	4,158
Reports to shareholders	13,786
Trustees' fees and expenses	3,526
Other	2,895
Total expenses	339,112
Net investment income	469,502
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	5,311,789
Change in net unrealized appreciation (depreciation) on investments	(28,213,359)
Net gain (loss)	(22,901,570)
Net increase (decrease) in net assets resulting from operations	$(22,432,068)
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 469,502	$ 768,431
Net realized gain (loss)	5,311,789	15,289,288
Change in net unrealized appreciation (depreciation)	(28,213,359)	10,515,608
Net increase (decrease) in net assets resulting from operations	(22,432,068)	26,573,327
Distributions to shareholders:
Class A	(15,513,224)	(6,046,519)
Class B	(453,487)	(170,977)
Total distributions	(15,966,711)	(6,217,496)
Fund share transactions:
Class A
Proceeds from shares sold	3,574,011	5,044,139
Reinvestment of distributions	15,513,224	6,046,519
Payments for shares redeemed	(6,390,423)	(17,124,502)
Net increase (decrease) in net assets from Class A share transactions	12,696,812	(6,033,844)
Class B
Proceeds from shares sold	4,770	141,029
Reinvestment of distributions	453,487	170,977
Payments for shares redeemed	(169,939)	(790,942)
Net increase (decrease) in net assets from Class B share transactions	288,318	(478,936)
Increase (decrease) in net assets	(25,413,649)	13,843,051
Net assets at beginning of period	124,459,718	110,616,667
Net assets at end of period	$99,046,069	$124,459,718

Other Information
Class A
Shares outstanding at beginning of period	8,323,929	8,760,193
Shares sold	279,024	376,354
Shares issued to shareholders in reinvestment of distributions	1,398,848	469,450
Shares redeemed	(501,978)	(1,282,068)
Net increase (decrease) in Class A shares	1,175,894	(436,264)
Shares outstanding at end of period	9,499,823	8,323,929
Class B
Shares outstanding at beginning of period	251,030	288,118
Shares sold	408	10,402
Shares issued to shareholders in reinvestment of distributions	40,855	13,265
Shares redeemed	(13,951)	(60,755)
Net increase (decrease) in Class B shares	27,312	(37,088)
Shares outstanding at end of period	278,342	251,030
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 9

Financial Highlights
DWS Core Equity VIP — Class A
	Six Months Ended 6/30/22	Years Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$14.52	$12.23	$11.31	$9.83	$14.64	$13.16
Income (loss) from investment operations:
Net investment income[a]	.05	.09	.11	.14	.14	.17
Net realized and unrealized gain (loss)	(2.54)	2.91	1.47	2.70	(.71)	2.44
Total from investment operations	(2.49)	3.00	1.58	2.84	(.57)	2.61
Less distributions from:
Net investment income	(.10)	(.10)	(.15)	(.12)	(.27)	(.17)
Net realized gains	(1.80)	(.61)	(.51)	(1.24)	(3.97)	(.96)
Total distributions	(1.90)	(.71)	(.66)	(1.36)	(4.24)	(1.13)
Net asset value, end of period	$10.13	$14.52	$12.23	$11.31	$9.83	$14.64
Total Return (%)	(18.27)*	25.30	16.13	30.30	(5.69)	21.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	96	121	107	107	92	105
Ratio of expenses (%)[b]	.60**	.59	.62	.62	.61	.57
Ratio of net investment income (%)	.85**	.66	1.01	1.32	1.14	1.22
Portfolio turnover rate (%)	15*	34	45	40	43	39

[a]	Based on average shares outstanding during the period.
[b]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized

The accompanying notes are an integral part of the financial statements.

10 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

DWS Core Equity VIP — Class B
	Six Months Ended 6/30/22	Years Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$14.49	$12.21	$11.29	$9.81	$14.62	$13.14
Income (loss) from investment operations:
Net investment income[a]	.03	.05	.07	.11	.10	.13
Net realized and unrealized gain (loss)	(2.53)	2.90	1.48	2.70	(.72)	2.44
Total from investment operations	(2.50)	2.95	1.55	2.81	(.62)	2.57
Less distributions from:
Net investment income	(.06)	(.06)	(.12)	(.09)	(.22)	(.13)
Net realized gains	(1.80)	(.61)	(.51)	(1.24)	(3.97)	(.96)
Total distributions	(1.86)	(.67)	(.63)	(1.33)	(4.19)	(1.09)
Net asset value, end of period	$10.13	$14.49	$12.21	$11.29	$9.81	$14.62
Total Return (%)	(18.38)*	24.94	15.67	29.92	(6.02)	20.68
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	4	4	3	3	3
Ratio of expenses (%)[b]	.92**	.91	.94	.94	.93	.86
Ratio of net investment income (%)	.53**	.34	.69	1.00	.82	.94
Portfolio turnover rate (%)	15*	34	45	40	43	39

[a]	Based on average shares outstanding during the period.
[b]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 11

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company organized as a Massachusetts business trust. The Trust consists of four diversified funds: DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS Core Equity VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities or ETFs are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

12 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2022, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of June 30, 2022) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2022, the Fund had no securities on loan.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Federal Income Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2022, the aggregate cost of investments for federal income tax purposes was $71,831,442. The net unrealized appreciation for all investments based on tax cost was $27,330,905. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $35,036,162 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $7,705,257.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 13

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses.  Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2022, purchases and sales of investment securities (excluding short-term investments) aggregated $16,452,868 and $19,238,000, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of average daily net assets	.390%
Next $750 million of average daily net assets	.365%
Over $1 billion of average daily net assets	.340%
Accordingly, for the six months ended June 30, 2022, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.39% of the Fund’s average daily net assets.
For the period from January 1, 2022 through September 30, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.66%
Class B	.98%
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2022, the Administration Fee was $54,160, of which $8,168 is unpaid.

14 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2022, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2022
Class A	$ 387	$ 120
Class B	80	26
	$ 467	$ 146
Distribution Service Agreement. DWS Distributors, Inc. (“DDI“), also an affiliate of the Advisor, is the Trust’s Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2022, the Distribution Service Fee aggregated $4,050, of which $603 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2022, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $430, of which $40 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2022, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $73.
D.
Ownership of the Fund
At June 30, 2022, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 50% and 16%, respectively. Two participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 50% and 35%, respectively.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2022.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 15

F.
Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund's accounting and financial reporting.

16 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

Information About Your Fund’s Expenses (Unaudited)
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2022 to June 30, 2022).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2022

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/22	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/22	$ 817.30	$ 816.20
Expenses Paid per $1,000*	$ 2.70	$ 4.14
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/22	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/22	$ 1,021.82	$ 1,020.23
Expenses Paid per $1,000*	$ 3.01	$ 4.61

*
Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche DWS Variable Series I — DWS Core Equity VIP	.60%	.92%
For more information, please refer to the Fund’s prospectus.
These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 17

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2022, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2020 through November 30, 2021 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
Proxy Voting
The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

18 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Core Equity VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2020, the Fund’s performance (Class A shares) was in the 3rd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 19

one-, three- and five-year periods ended December 31, 2020. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2020, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

20 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 21

Notes

Notes

VS1coreq-3 (R-028376-11 8/22)

June 30, 2022
Semiannual Report
Deutsche DWS Variable Series I
DWS CROCI® International VIP

Contents
3	Performance Summary
4	Portfolio Summary
4	Portfolio Management Team
5	Investment Portfolio
8	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Financial Highlights
12	Notes to Financial Statements
17	Information About Your Fund's Expenses
18	Liquidity Risk Management
18	Proxy Voting
19	Advisory Agreement Board Considerations and Fee Evaluation
This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Investing in foreign securities, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Stocks may decline in value. The Fund will be managed on the premise that stocks with lower CROCI® Economic P/E Ratios may outperform stocks with higher CROCI® Economic P/E Ratios over time. This premise may not always be correct and prospective investors should evaluate this assumption prior to investing in the Fund. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
On January 31, 2020, the United Kingdom officially withdrew from the European Union (EU) pursuant to a withdrawal agreement, providing for a transition period in which the United Kingdom negotiated and finalized a trade deal with the EU, the EU-UK Trade and Cooperation Agreement, provisionally applied effective January 1, 2021. As a result, as of January 1, 2021 the United Kingdom is no longer part of the EU customs union and single market, nor is it subject to EU policies and international agreements. The long-term impact of the United Kingdom’s withdrawal from the EU is still unknown and could have adverse economic and political effects on the United Kingdom, the EU and its member countries, and the global economy, including financial markets and asset valuations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Performance SummaryJune 30, 2022 (Unaudited)
Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2022 are 0.93% and 1.21% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment

Yearly periods ended June 30

MSCI EAFE (Europe, Australasia and the Far East) Value Index captures large and mid-capitalization securities exhibiting overall value style characteristics across developed markets countries around the world, excluding the U.S. and Canada. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results
DWS CROCI® International VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$8,200	$8,210	$10,298	$10,192	$13,519
	Average annual total return	–18.00%	–17.90%	0.98%	0.38%	3.06%
MSCI EAFE Value Index	Growth of $10,000	$8,788	$8,805	$10,053	$10,261	$15,159
	Average annual total return	–12.12%	–11.95%	0.18%	0.52%	4.25%
DWS CROCI® International VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$8,183	$8,193	$10,220	$10,065	$13,188
	Average annual total return	–18.17%	–18.07%	0.73%	0.13%	2.81%
MSCI EAFE Value Index	Growth of $10,000	$8,788	$8,805	$10,053	$10,261	$15,159
	Average annual total return	–12.12%	–11.95%	0.18%	0.52%	4.25%
The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 3

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/22	12/31/21
Common Stocks	99%	99%
Cash Equivalents	1%	1%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	6/30/22	12/31/21
Health Care	23%	19%
Financials	17%	19%
Materials	15%	13%
Industrials	14%	15%
Information Technology	10%	9%
Consumer Discretionary	8%	9%
Consumer Staples	5%	9%
Communication Services	4%	5%
Energy	4%	—
Utilities	—	2%
	100%	100%

Geographical Diversification (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	6/30/22	12/31/21
Japan	33%	27%
Switzerland	13%	13%
France	11%	10%
United Kingdom	8%	14%
Australia	8%	10%
Germany	6%	7%
Denmark	4%	4%
Netherlands	3%	5%
Belgium	3%	3%
Spain	2%	2%
Finland	2%	2%
Other	7%	3%
	100%	100%
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 5.
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Management Team
Di Kumble, CFA, Senior Portfolio Manager Equity
John Moody, Portfolio Manager Equity
Portfolio Managers

4 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Investment Portfolioas of June 30, 2022 (Unaudited)

	Shares	Value ($)
Common Stocks 98.4%
Australia 8.2%
BHP Group Ltd.	110,820	3,145,210
BlueScope Steel Ltd.	84,294	919,277
Sonic Healthcare Ltd.	41,598	948,682
Woodside Energy Group Ltd.	20,025	439,564
(Cost $5,019,759)		5,452,733
Austria 0.9%
OMV AG (Cost $745,553)	12,933	608,093
Belgium 2.5%
UCB SA (Cost $2,296,276)	19,683	1,663,526
Denmark 3.8%
AP Moller - Maersk AS "B"	885	2,071,378
Pandora A/S	7,656	486,160
(Cost $2,399,077)		2,557,538
Finland 1.7%
Nokia Oyj (Cost $970,220)	242,166	1,122,645
France 11.1%
Arkema SA	3,456	308,558
BNP Paribas SA	54,885	2,630,525
Cie de Saint-Gobain	5,936	255,477
Cie Generale des Etablissements Michelin SCA	11,696	318,507
Credit Agricole SA	129,562	1,188,690
Kering SA	862	443,568
Societe Generale SA	36,256	796,796
Television Francaise 1	148,599	1,054,779
TotalEnergies SE	6,873	361,844
(Cost $8,280,279)		7,358,744
Germany 5.5%
adidas AG	1,923	340,152
BASF SE	8,654	377,341
Bayer AG (Registered)	22,643	1,346,355
Brenntag SE	5,032	328,223
Deutsche Post AG (Registered)	33,075	1,242,782
(Cost $4,375,944)		3,634,853
Ireland 1.3%
CRH PLC	15,848	549,008
DCC PLC	5,175	321,952
(Cost $947,036)		870,960
Italy 1.2%
Intesa Sanpaolo SpA	156,811	293,033
UniCredit SpA	51,779	494,129
(Cost $1,018,073)		787,162
Japan 32.0%
Astellas Pharma, Inc.	61,900	963,985
ITOCHU Corp.	29,200	790,953
Kyocera Corp.	6,100	325,950
	Shares	Value ($)
Mitsubishi UFJ Financial Group, Inc.	130,800	698,012
Murata Manufacturing Co., Ltd.	12,200	667,654
NEC Corp.	10,500	406,961
Nintendo Co., Ltd.	4,200	1,821,916
Nitto Denko Corp.	10,400	672,241
Ono Pharmaceutical Co., Ltd.	85,200	2,181,346
Sekisui House Ltd.	103,100	1,834,068
Shin-Etsu Chemical Co., Ltd.	7,409	833,866
Sony Group Corp.	9,600	780,947
Sumitomo Chemical Co., Ltd.	92,000	358,187
Sumitomo Corp.	22,300	305,537
Sumitomo Metal Mining Co., Ltd.	7,200	225,459
Sumitomo Mitsui Financial Group, Inc.	112,956	3,340,230
Takeda Pharmaceutical Co., Ltd.	35,000	984,574
Tokyo Electron Ltd.	6,000	1,973,459
Toyota Industries Corp.	35,332	2,180,356
(Cost $23,570,264)		21,345,701
Luxembourg 0.6%
ArcelorMittal SA (Cost $609,080)	18,571	418,455
Netherlands 2.5%
PostNL NV	147,784	447,991
QIAGEN NV*	19,257	904,948
Randstad NV	6,647	322,606
(Cost $1,908,332)		1,675,545
Norway 1.5%
Equinor ASA (Cost $807,660)	27,574	962,235
Singapore 0.8%
Venture Corp., Ltd. (Cost $560,681)	43,500	521,476
Spain 2.4%
Banco Bilbao Vizcaya Argentaria SA	112,405	509,858
Banco Santander SA	384,222	1,084,264
(Cost $1,758,870)		1,594,122
Sweden 1.0%
Telefonaktiebolaget LM Ericsson "B" (Cost $1,039,737)	93,244	695,309
Switzerland 13.2%
Holcim AG	35,213	1,506,774
Kuehne & Nagel International AG (Registered)	1,306	308,496
Novartis AG (Registered)	35,884	3,032,669
Roche Holding AG (Genusschein)	9,721	3,244,081
STMicroelectronics NV	22,749	715,905
(Cost $10,035,844)		8,807,925
United Kingdom 8.2%
Anglo American PLC	7,823	279,804
British American Tobacco PLC	46,468	1,988,707
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 5

	Shares	Value ($)
Ferguson PLC	4,964	550,133
Imperial Brands PLC	62,372	1,394,962
Kingfisher PLC	200,826	596,246
Lloyds Banking Group PLC	552,050	284,296
Next PLC	5,140	366,859
(Cost $5,288,065)		5,461,007
Total Common Stocks (Cost $71,630,750)		65,538,029
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 1.36% (a) (Cost $790,386)	790,386	790,386

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $72,421,136)	99.6	66,328,415
Other Assets and Liabilities, Net	0.4	284,459
Net Assets	100.0	66,612,874
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2022	Value ($) at 6/30/2022
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.28% (a) (b)
3,317,912	—	3,317,912 (c)	—	—	18,810	—	—	—
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 1.36% (a)
615,058	5,199,146	5,023,818	—	—	1,241	—	790,386	790,386
3,932,970	5,199,146	8,341,730	—	—	20,051	—	790,386	790,386

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2022.
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$ 5,452,733	$ —	$ 5,452,733
Austria	—	608,093	—	608,093
Belgium	—	1,663,526	—	1,663,526
Denmark	—	2,557,538	—	2,557,538
Finland	—	1,122,645	—	1,122,645
France	—	7,358,744	—	7,358,744
Germany	—	3,634,853	—	3,634,853
Ireland	—	870,960	—	870,960
Italy	—	787,162	—	787,162
Japan	—	21,345,701	—	21,345,701
Luxembourg	—	418,455	—	418,455
Netherlands	—	1,675,545	—	1,675,545
Norway	—	962,235	—	962,235
Singapore	—	521,476	—	521,476
Spain	—	1,594,122	—	1,594,122
Sweden	—	695,309	—	695,309
Switzerland	—	8,807,925	—	8,807,925
United Kingdom	—	5,461,007	—	5,461,007
Short-Term Investments	790,386	—	—	790,386
Total	$790,386	$65,538,029	$—	$66,328,415
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 7

Statement of Assets and Liabilities

as of June 30, 2022 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $71,630,750)	$ 65,538,029
Investment in DWS Central Cash Management Government Fund (cost $790,386)	790,386
Foreign currency, at value (cost $70,195)	69,581
Receivable for Fund shares sold	738
Dividends receivable	11,238
Interest receivable	3,506
Foreign taxes recoverable	328,563
Other assets	792
Total assets	66,742,833
Liabilities
Payable for Fund shares redeemed	14,062
Accrued management fee	29,882
Accrued Trustees' fees	190
Other accrued expenses and payables	85,825
Total liabilities	129,959
Net assets, at value	$66,612,874
Net Assets Consist of
Distributable earnings (loss)	(34,381,859)
Paid-in capital	100,994,733
Net assets, at value	$66,612,874
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($66,310,156 ÷ 10,817,368 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 6.13
Class B
Net Asset Value, offering and redemption price per share ($302,718 ÷ 49,218 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 6.15
Statement of Operations
for the six months ended June 30, 2022 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $266,573)	$ 2,155,935
Income distributions — DWS Central Cash Management Government Fund	1,241
Securities lending income, net of borrower rebates	18,810
Total income	2,175,986
Expenses:
Management fee	247,036
Administration fee	36,865
Services to shareholders	752
Distribution service fee (Class B)	433
Custodian fee	8,172
Audit fee	29,701
Legal fees	8,801
Tax fees	3,603
Reports to shareholders	18,525
Trustees' fees and expenses	2,262
Other	5,561
Total expenses before expense reductions	361,711
Expense reductions	(34,380)
Total expenses after expense reductions	327,331
Net investment income	1,848,655
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	1,180,737
Foreign currency	(17,331)
1,163,406
Change in net unrealized appreciation (depreciation) on:
Investments	(17,732,494)
Foreign currency	(29,864)
(17,762,358)
Net gain (loss)	(16,598,952)
Net increase (decrease) in net assets resulting from operations	$(14,750,297)
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 1,848,655	$ 2,293,388
Net realized gain (loss)	1,163,406	6,054,489
Change in net unrealized appreciation (depreciation)	(17,762,358)	(1,179,844)
Net increase (decrease) in net assets resulting from operations	(14,750,297)	7,168,033
Distributions to shareholders:
Class A	(2,284,310)	(2,001,186)
Class B	(9,492)	(8,123)
Total distributions	(2,293,802)	(2,009,309)
Fund share transactions:
Class A
Proceeds from shares sold	1,338,754	5,592,996
Reinvestment of distributions	2,284,310	2,001,186
Payments for shares redeemed	(3,344,768)	(8,759,770)
Net increase (decrease) in net assets from Class A share transactions	278,296	(1,165,588)
Class B
Proceeds from shares sold	3,022	20,913
Reinvestment of distributions	9,492	8,123
Payments for shares redeemed	(15,651)	(27,757)
Net increase (decrease) in net assets from Class B share transactions	(3,137)	1,279
Increase (decrease) in net assets	(16,768,940)	3,994,415
Net assets at beginning of period	83,381,814	79,387,399
Net assets at end of period	$66,612,874	$83,381,814

Other Information
Class A
Shares outstanding at beginning of period	10,751,199	10,909,190
Shares sold	186,852	734,747
Shares issued to shareholders in reinvestment of distributions	345,062	263,661
Shares redeemed	(465,745)	(1,156,399)
Net increase (decrease) in Class A shares	66,169	(157,991)
Shares outstanding at end of period	10,817,368	10,751,199
Class B
Shares outstanding at beginning of period	49,491	49,324
Shares sold	441	2,757
Shares issued to shareholders in reinvestment of distributions	1,430	1,066
Shares redeemed	(2,144)	(3,656)
Net increase (decrease) in Class B shares	(273)	167
Shares outstanding at end of period	49,218	49,491
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 9

Financial Highlights
DWS CROCI® International VIP — Class A
	Six Months Ended 6/30/22	Years Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$7.72	$7.24	$7.35	$6.22	$7.34	$6.47
Income (loss) from investment operations:
Net investment income[a]	.17	.21	.12	.22	.20	.16
Net realized and unrealized gain (loss)	(1.54)	.46	.00*	1.11	(1.25)	1.21
Total from investment operations	(1.37)	.67	.12	1.33	(1.05)	1.37
Less distributions from:
Net investment income	(.22)	(.19)	(.23)	(.20)	(.07)	(.50)
Net asset value, end of period	$6.13	$7.72	$7.24	$7.35	$6.22	$7.34
Total Return (%)[b]	(18.00)**	9.24	2.61	21.77	(14.39)	21.96
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	66	83	79	81	72	92
Ratio of expenses before expense reductions (%)[c]	.95***	.93	.99	1.11	1.13	1.10
Ratio of expenses after expense reductions (%)[c]	.86***	.87	.87	.87	.87	.84
Ratio of net investment income (%)	4.87***	2.76	1.88	3.22	2.78	2.24
Portfolio turnover rate (%)	32**	66	67	101	59	73

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Amount is less than $.005.
**	Not annualized
***	Annualized

The accompanying notes are an integral part of the financial statements.

10 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

DWS CROCI® International VIP — Class B
	Six Months Ended 6/30/22	Years Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$7.74	$7.26	$7.36	$6.24	$7.36	$6.48
Income (loss) from investment operations:
Net investment income[a]	.16	.19	.10	.20	.18	.13
Net realized and unrealized gain (loss)	(1.55)	.46	.01	1.11	(1.24)	1.23
Total from investment operations	(1.39)	.65	.11	1.31	(1.06)	1.36
Less distributions from:
Net investment income	(.20)	(.17)	(.21)	(.19)	(.06)	(.48)
Net asset value, end of period	$6.15	$7.74	$7.26	$7.36	$6.24	$7.36
Total Return (%)[b]	(18.17)*	8.94	2.49	21.24	(14.57)	21.76
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.30	.38	.36	.33	.28	.33
Ratio of expenses before expense reductions (%)[c]	1.23**	1.21	1.27	1.39	1.41	1.38
Ratio of expenses after expense reductions (%)[c]	1.14**	1.13	1.12	1.12	1.12	1.09
Ratio of net investment income (%)	4.57**	2.50	1.62	2.96	2.54	1.86
Portfolio turnover rate (%)	32*	66	67	101	59	73

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 11

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company organized as a Massachusetts business trust. The Trust consists of four diversified funds: DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS CROCI® International VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which

12 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2022, the Fund may invest the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of June 30, 2022) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2022, the Fund had no securities on loan.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At December 31, 2021, the Fund had net tax basis capital loss carryforwards of approximately $30,408,000, including short-term losses ($10,049,000) and long-term losses ($20,359,000), which may be applied against realized net taxable capital gains indefinitely.
At June 30, 2022, the aggregate cost of investments for federal income tax purposes was $73,246,413. The net unrealized depreciation for all investments based on tax cost was $6,917,998. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 13

cost of $2,663,625 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $9,581,623.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2021 and has determined that no provisions for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, passive foreign investment companies and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2022, purchases and sales of investment securities (excluding short-term investments) aggregated $24,478,851 and $24,457,240, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of average daily net assets	.650%
Over $500 million of average daily net assets	.600%
Accordingly, for the six months ended June 30, 2022, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.65% of the Fund’s average daily net assets.

14 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

For the period from January 1, 2022 through April 30, 2023 (through April 30, 2022 for Class B shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.86%
Class B	1.13%
Effective May 1, 2022 through September 30, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Class B shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 1.31%.
For the six months ended June 30, 2022, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$ 34,225
Class B	155
$ 34,380
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2022, the Administration Fee was $36,865, of which $5,592 is unpaid.
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2022, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2022
Class A	$ 407	$ 130
Class B	51	16
	$ 458	$ 146
Distribution Service Agreement. DWS Distributors, Inc. (“DDI“), also an affiliate of the Advisor, is the Trusts’ Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2022, the Distribution Service Fee aggregated $433, of which $65 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2022, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $440, of which $40 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 15

extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
D.
Ownership of the Fund
At June 30, 2022, four participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 28%, 17%, 12% and 12%, respectively. Two participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 87% and 10%, respectively.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2022.
F.
Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund's accounting and financial reporting.

16 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Information About Your Fund’s Expenses (Unaudited)
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2022 to June 30, 2022).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2022

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/22	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/22	$ 820.00	$ 818.30
Expenses Paid per $1,000*	$ 3.88	$ 5.14
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/22	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/22	$ 1,020.53	$ 1,019.14
Expenses Paid per $1,000*	$ 4.31	$ 5.71

*
Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche DWS Variable Series I — DWS CROCI® International VIP	.86%	1.14%
For more information, please refer to the Fund’s prospectus.
These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 17

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2022, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2020 through November 30, 2021 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
Proxy Voting
The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

18 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS CROCI® International VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2020, the Fund’s performance (Class A shares) was in the 2nd quartile, 1st quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 19

being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three-, and five-year periods ended December 31, 2020.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). The Board noted that, effective October 1, 2019, in connection with the 2019 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.14% and 0.04%, respectively. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2020, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board noted that DIMA pays a licensing fee to an affiliate related to the Fund’s use of the CROCI® strategy. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

20 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 21

Notes

Notes

VS1cint-3 (R-028378-11 8/22)

June 30, 2022
Semiannual Report
Deutsche DWS Variable Series I
DWS Global Small Cap VIP

Contents
3	Performance Summary
4	Portfolio Summary
4	Portfolio Management Team
5	Investment Portfolio
9	Statement of Assets and Liabilities
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Financial Highlights
13	Notes to Financial Statements
18	Information About Your Fund's Expenses
19	Liquidity Risk Management
19	Proxy Voting
20	Advisory Agreement Board Considerations and Fee Evaluation
This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Performance SummaryJune 30, 2022 (Unaudited)
Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2022, are 1.05% and 1.33% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment

Yearly periods ended June 30
S&P Developed SmallCap Index comprises the stocks representing the lowest 15% of float-adjusted market cap in each developed country. It is a subset of the S&P Global BMI, a comprehensive, rules-based index measuring global stock market performance.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results
DWS Global Small Cap VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$7,407	$7,586	$10,681	$10,514	$17,348
	Average annual total return	–25.93%	–24.14%	2.22%	1.01%	5.66%
S&P Developed SmallCap Index	Growth of $10,000	$7,750	$7,777	$11,216	$12,606	$23,535
	Average annual total return	–22.50%	–22.23%	3.90%	4.74%	8.94%
DWS Global Small Cap VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$7,390	$7,558	$10,589	$10,365	$16,872
	Average annual total return	–26.10%	–24.42%	1.92%	0.72%	5.37%
S&P Developed SmallCap Index	Growth of $10,000	$7,750	$7,777	$11,216	$12,606	$23,535
	Average annual total return	–22.50%	–22.23%	3.90%	4.74%	8.94%
The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 3

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/22	12/31/21
Common Stocks	98%	99%
Cash Equivalents	2%	1%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	6/30/22	12/31/21
Industrials	18%	19%
Information Technology	14%	13%
Financials	13%	14%
Health Care	12%	12%
Consumer Discretionary	10%	13%
Real Estate	9%	9%
Materials	7%	7%
Energy	6%	3%
Consumer Staples	4%	4%
Communication Services	4%	3%
Utilities	3%	3%
	100%	100%

Geographical Diversification (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	6/30/22	12/31/21
United States	56%	58%
United Kingdom	8%	5%
Japan	6%	8%
Germany	4%	4%
Sweden	3%	3%
France	3%	2%
Italy	2%	2%
Spain	2%	2%
Canada	2%	2%
Korea	2%	2%
Australia	2%	0%
Switzerland	2%	2%
Austria	1%	2%
Other	7%	8%
	100%	100%
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 5.
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Management Team
Pankaj Bhatnagar, PhD, Head of Investment Strategy Equity
Peter Barsa, Senior Portfolio Manager Equity
Portfolio Managers

4 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Investment Portfolioas of June 30, 2022 (Unaudited)

	Shares	Value ($)
Common Stocks 97.5%
Australia 1.9%
Charter Hall Long Wale REIT	58,328	171,904
Liontown Resources Ltd.*	241,529	175,843
Nickel Mines Ltd.	242,378	163,623
Orora Ltd.	250,105	631,122
(Cost $1,430,603)		1,142,492
Austria 1.1%
Wienerberger AG (Cost $742,456)	29,794	638,256
Belgium 0.8%
Euronav NV (Cost $313,841)	37,166	444,902
Canada 2.1%
ElectraMeccanica Vehicles Corp.* (a)	102,528	138,413
Linamar Corp.	14,424	611,160
Quebecor, Inc. "B"	22,394	478,604
(Cost $1,257,015)		1,228,177
Denmark 0.4%
Netcompany Group A/S 144A* (Cost $543,495)	4,581	250,803
France 2.7%
Alten SA	5,267	572,081
Maisons du Monde SA 144A	10,438	104,051
Rubis SCA	7,967	186,420
Television Francaise 1	29,700	210,815
Vallourec SA*	44,524	533,851
(Cost $2,066,081)		1,607,218
Germany 3.7%
AIXTRON SE	31,164	786,262
Deutz AG	112,697	436,896
PATRIZIA AG	41,336	489,691
United Internet AG (Registered)	16,617	473,120
(Cost $2,119,650)		2,185,969
India 0.9%
WNS Holdings Ltd. (ADR)* (Cost $193,879)	7,251	541,215
Ireland 0.8%
Dalata Hotel Group PLC* (Cost $658,449)	129,550	474,616
Italy 2.2%
Buzzi Unicem SpA	51,265	840,780
Moncler SpA	10,050	431,860
(Cost $1,381,204)		1,272,640
Japan 6.0%
Ai Holdings Corp.	25,217	287,488
Anicom Holdings, Inc.	4,300	20,513
BML, Inc.	8,100	210,409
Furuya Metal Co., Ltd. (a)	6,400	403,159
	Shares	Value ($)
Kusuri no Aoki Holdings Co., Ltd.	12,158	520,318
Nippon Paper Industries Co., Ltd.	34,400	243,528
Optorun Co., Ltd.	22,900	302,821
Sawai Group Holdings Co., Ltd.	7,900	239,423
Topcon Corp.	23,400	304,008
Toyo Kanetsu KK	9,400	183,354
UT Group Co., Ltd.	31,024	511,401
Zenkoku Hosho Co., Ltd.	9,600	299,973
(Cost $3,200,885)		3,526,395
Korea 2.1%
Advanced Nano Products Co., Ltd.	3,422	185,875
Hanmi Semiconductor Co., Ltd.	51,968	503,252
Seah Besteel Holdings Corp.	44,172	523,006
(Cost $1,675,885)		1,212,133
Luxembourg 0.8%
B&M European Value Retail SA (Cost $430,350)	101,505	452,851
Netherlands 1.0%
Boskalis Westminster (Cost $535,941)	16,916	567,651
Portugal 0.5%
REN - Redes Energeticas Nacionais SGPS SA (Cost $261,325)	92,222	277,949
Puerto Rico 0.8%
Popular, Inc. (Cost $463,903)	6,166	474,350
Singapore 0.6%
BW LPG, Ltd. 144A (Cost $282,917)	46,131	341,351
Spain 2.1%
Applus Services SA	36,846	254,970
Fluidra SA (a)	34,068	690,939
Talgo SA 144A (a)	88,107	296,089
(Cost $1,382,320)		1,241,998
Sweden 3.0%
Dometic Group AB 144A	22,461	131,683
Fingerprint Cards AB "B"*	137,398	120,245
MIPS AB	2,974	129,790
Nobina AB* (a)	91,569	966,734
Ratos AB "B"	91,259	389,164
(Cost $1,708,636)		1,737,616
Switzerland 1.7%
Julius Baer Group Ltd.	10,082	464,744
Siegfried Holding AG (Registered)	851	543,160
(Cost $1,345,966)		1,007,904
United Kingdom 7.5%
Clarkson PLC	7,937	290,071
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 5

	Shares	Value ($)
Computacenter PLC	16,822	481,825
Domino's Pizza Group PLC	74,516	253,543
Drax Group PLC	77,233	604,572
Dunelm Group PLC	15,106	150,708
Genus PLC	4,590	140,004
Greggs PLC	10,413	230,231
Micro Focus International PLC	93,845	317,958
RS GROUP PLC	90,511	961,320
Saga PLC*	110,728	240,211
Softcat PLC	23,377	376,307
TechnipFMC PLC* (b)	52,253	351,663
(Cost $4,402,569)		4,398,413
United States 54.8%
Advanced Drainage Systems, Inc.	3,618	325,873
Affiliated Managers Group, Inc.	4,445	518,287
Alcoa Corp.	14,278	650,791
Americold Realty Trust, Inc. (REIT)	21,223	637,539
Amneal Pharmaceuticals, Inc.*	65,675	208,846
Anika Therapeutics, Inc.*	7,283	162,557
ArcBest Corp.	3,502	246,436
Armada Hoffler Properties, Inc. (REIT)	15,994	205,363
Avis Budget Group, Inc.*	3,772	554,786
Benchmark Electronics, Inc.	21,642	488,243
Benefitfocus, Inc.*	29,497	229,487
Builders FirstSource, Inc.*	18,554	996,350
Casey's General Stores, Inc.	5,804	1,073,624
Cleveland-Cliffs, Inc.*	8,104	124,558
CNX Resources Corp.*	24,701	406,578
comScore, Inc.*	110,447	227,521
Crescent Energy Co. "A" (a)	25,292	315,644
Delek U.S. Holdings, Inc.*	25,411	656,620
Ducommun, Inc.*	14,814	637,595
Easterly Government Properties, Inc. (REIT)	18,561	353,401
Eastern Bankshares, Inc.	32,195	594,320
EastGroup Properties, Inc. (REIT)	4,274	659,606
Envestnet, Inc.*	9,595	506,328
Essential Properties Realty Trust, Inc. (REIT)	7,406	159,155
First Financial Bankshares, Inc.	3,686	144,749
Five9, Inc.*	4,300	391,902
Four Corners Property Trust, Inc. (REIT)	28,873	767,733
Fox Factory Holding Corp.*	1,854	149,321
Fulgent Genetics, Inc.*	3,216	175,368
Hersha Hospitality Trust (REIT)*	18,809	184,516
Hillenbrand, Inc.	14,810	606,618
Hudson Pacific Properties, Inc. (REIT)	8,486	125,932
Intercept Pharmaceuticals, Inc.* (a)	14,086	194,528
iStar, Inc. (REIT)	11,228	153,936
Jack in the Box, Inc.	6,611	370,613
	Shares	Value ($)
Jefferies Financial Group, Inc.	35,036	967,694
Kronos Bio, Inc.*	27,376	99,649
Latham Group, Inc.*	21,694	150,339
Lazard Ltd. "A"	10,442	338,425
Lumentum Holdings, Inc.*	8,748	694,766
Madison Square Garden Sports Corp.*	4,212	636,012
ModivCare, Inc.*	5,544	468,495
Molina Healthcare, Inc.*	4,182	1,169,329
Multiplan Corp.*	62,081	340,825
National Storage Affiliates Trust (REIT)	6,655	333,216
New Jersey Resources Corp.	8,717	388,168
Option Care Health, Inc.*	24,644	684,857
Outset Medical, Inc.*	6,295	93,544
Pacira BioSciences, Inc.*	15,060	877,998
Physicians Realty Trust (REIT)	40,028	698,489
Precision BioSciences, Inc.* (a)	32,160	51,456
Redwood Trust, Inc. (REIT)	30,567	235,672
RPT Realty (REIT)	14,932	146,782
Rush Enterprises, Inc. "A"	26,138	1,259,827
Sana Biotechnology, Inc.* (a)	72,673	467,287
Selecta Biosciences, Inc.*	153,975	201,707
Senseonics Holdings, Inc.* (a)	72,701	74,882
SJW Group	7,263	453,284
SkyWest, Inc.*	9,677	205,636
South State Corp.	13,381	1,032,344
SpartanNash Co.	8,900	268,513
Spectrum Brands Holdings, Inc.	5,161	423,305
Synovus Financial Corp.	26,456	953,739
Tandem Diabetes Care, Inc.*	3,297	195,149
Thermon Group Holdings, Inc.*	40,418	567,873
TopBuild Corp.*	5,670	947,797
Varonis Systems, Inc.*	4,344	127,366
Vista Outdoor, Inc.*	6,952	193,961
WEX, Inc.*	2,214	344,410
Whiting Petroleum Corp.	3,822	260,011
Xperi Holding Corp.	16,460	237,518
YETI Holdings, Inc.*	15,222	658,656
Zions Bancorp. NA	12,982	660,784
(Cost $26,891,890)		32,114,489
Total Common Stocks (Cost $53,289,260)		57,139,388
Securities Lending Collateral 4.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.28% (c) (d) (Cost $2,400,888)	2,400,888	2,400,888
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

	Shares	Value ($)
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 1.36% (c) (Cost $1,066,397)	1,066,397	1,066,397

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $56,756,545)	103.4	60,606,673
Other Assets and Liabilities, Net	(3.4)	(1,985,432)
Net Assets	100.0	58,621,241
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2022	Value ($) at 6/30/2022
Securities Lending Collateral 4.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.28% (c) (d)
3,537,256	—	1,136,368 (e)	—	—	17,416	—	2,400,888	2,400,888
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 1.36% (c)
817,560	8,679,322	8,430,485	—	—	2,529	—	1,066,397	1,066,397
4,354,816	8,679,322	9,566,853	—	—	19,945	—	3,467,285	3,467,285

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2022 amounted to $2,694,102, which is 4.6% of net assets.

(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $408,335.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2022.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 7

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$ 1,142,492	$ —	$ 1,142,492
Austria	—	638,256	—	638,256
Belgium	—	444,902	—	444,902
Canada	1,228,177	—	—	1,228,177
Denmark	—	250,803	—	250,803
France	—	1,607,218	—	1,607,218
Germany	—	2,185,969	—	2,185,969
India	541,215	—	—	541,215
Ireland	—	474,616	—	474,616
Italy	—	1,272,640	—	1,272,640
Japan	—	3,526,395	—	3,526,395
Korea	—	1,212,133	—	1,212,133
Luxembourg	—	452,851	—	452,851
Netherlands	—	567,651	—	567,651
Portugal	—	277,949	—	277,949
Puerto Rico	474,350	—	—	474,350
Singapore	—	341,351	—	341,351
Spain	—	1,241,998	—	1,241,998
Sweden	—	1,737,616	—	1,737,616
Switzerland	—	1,007,904	—	1,007,904
United Kingdom	351,663	4,046,750	—	4,398,413
United States	32,114,489	—	—	32,114,489
Short-Term Investments (a)	3,467,285	—	—	3,467,285
Total	$38,177,179	$22,429,494	$—	$60,606,673

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Statement of Assets and Liabilities

as of June 30, 2022 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $53,289,260) — including $2,694,102 of securities loaned	$ 57,139,388
Investment in DWS Government & Agency Securities Portfolio (cost $2,400,888)*	2,400,888
Investment in DWS Central Cash Management Government Fund (cost $1,066,397)	1,066,397
Foreign currency, at value (cost $81,785)	80,205
Receivable for investments sold	293,035
Receivable for Fund shares sold	6,273
Dividends receivable	93,635
Interest receivable	3,972
Foreign taxes recoverable	46,081
Other assets	790
Total assets	61,130,664
Liabilities
Cash overdraft	2,122
Payable upon return of securities loaned	2,400,888
Payable for Fund shares redeemed	10,217
Accrued management fee	24,469
Accrued Trustees' fees	740
Other accrued expenses and payables	70,987
Total liabilities	2,509,423
Net assets, at value	$58,621,241
Net Assets Consist of
Distributable earnings (loss)	5,079,068
Paid-in capital	53,542,173
Net assets, at value	$58,621,241
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($56,958,459 ÷ 6,857,753 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.31
Class B
Net Asset Value, offering and redemption price per share ($1,662,782 ÷ 210,686 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.89

*	Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $408,335.
Statement of Operations
for the six months ended June 30, 2022 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $62,825)	$ 742,535
Income distributions — DWS Central Cash Management Government Fund	2,529
Securities lending income, net of borrower rebates	17,416
Total income	762,480
Expenses:
Management fee	278,799
Administration fee	33,804
Services to shareholders	787
Record keeping fee (Class B)	282
Distribution service fee (Class B)	2,562
Custodian fee	5,130
Audit fee	20,488
Legal fees	9,835
Tax fees	4,158
Reports to shareholders	15,264
Trustees' fees and expenses	3,312
Other	6,226
Total expenses before expense reductions	380,647
Expense reductions	(98,915)
Total expenses after expense reductions	281,732
Net investment income	480,748
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	1,090,923
Foreign currency	(16,404)
1,074,519
Change in net unrealized appreciation (depreciation) on:
Investments	(22,376,796)
Foreign currency	(6,602)
(22,383,398)
Net gain (loss)	(21,308,879)
Net increase (decrease) in net assets resulting from operations	$(20,828,131)
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 9

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 480,748	$ 346,587
Net realized gain (loss)	1,074,519	13,512,189
Change in net unrealized appreciation (depreciation)	(22,383,398)	(2,621,566)
Net increase (decrease) in net assets resulting from operations	(20,828,131)	11,237,210
Distributions to shareholders:
Class A	(11,569,665)	(284,998)
Class B	(354,576)	(1,897)
Total distributions	(11,924,241)	(286,895)
Fund share transactions:
Class A
Proceeds from shares sold	865,228	4,203,449
Reinvestment of distributions	11,569,665	284,998
Payments for shares redeemed	(2,871,095)	(11,414,575)
Net increase (decrease) in net assets from Class A share transactions	9,563,798	(6,926,128)
Class B
Proceeds from shares sold	81,179	86,982
Reinvestment of distributions	354,576	1,897
Payments for shares redeemed	(298,314)	(537,896)
Net increase (decrease) in net assets from Class B share transactions	137,441	(449,017)
Increase (decrease) in net assets	(23,051,133)	3,575,170
Net assets at beginning of period	81,672,374	78,097,204
Net assets at end of period	$58,621,241	$81,672,374

Other Information
Class A
Shares outstanding at beginning of period	5,808,696	6,344,768
Shares sold	77,767	320,008
Shares issued to shareholders in reinvestment of distributions	1,221,718	21,493
Shares redeemed	(250,428)	(877,573)
Net increase (decrease) in Class A shares	1,049,057	(536,072)
Shares outstanding at end of period	6,857,753	5,808,696
Class B
Shares outstanding at beginning of period	191,764	227,196
Shares sold	7,019	6,834
Shares issued to shareholders in reinvestment of distributions	39,397	149
Shares redeemed	(27,494)	(42,415)
Net increase (decrease) in Class B shares	18,922	(35,432)
Shares outstanding at end of period	210,686	191,764
The accompanying notes are an integral part of the financial statements.

10 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Financial Highlights
DWS Global Small Cap VIP — Class A
	Six Months Ended 6/30/22	Years Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$13.63	$11.90	$10.24	$8.91	$12.90	$11.78
Income (loss) from investment operations:
Net investment income[a]	.08	.06	.04	.05	.02	.00*
Net realized and unrealized gain (loss)	(3.37)	1.72	1.70	1.82	(2.32)	2.21
Total from investment operations	(3.29)	1.78	1.74	1.87	(2.30)	2.21
Less distributions from:
Net investment income	(.06)	(.05)	(.08)	—	(.04)	—
Net realized gains	(1.97)	—	—	(.54)	(1.65)	(1.09)
Total distributions	(2.03)	(.05)	(.08)	(.54)	(1.69)	(1.09)
Net asset value, end of period	$8.31	$13.63	$11.90	$10.24	$8.91	$12.90
Total Return (%)[b]	(25.93)**	14.94	17.36	21.29	(20.51)	20.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	57	79	76	71	63	85
Ratio of expenses before expense reductions (%)[c]	1.08***	1.05	1.10	1.11	1.10	1.15
Ratio of expenses after expense reductions (%)[c]	.80***	.81	.81	.82	.78	.94
Ratio of net investment income (%)	1.39***	.43	.38	.54	.21	.03
Portfolio turnover rate (%)	13**	38	9	23	32	42

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Amount is less than $.005.
**	Not annualized
***	Annualized

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 11

DWS Global Small Cap VIP — Class B
	Six Months Ended 6/30/22	Years Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$13.05	$11.39	$9.81	$8.57	$12.47	$11.45
Income (loss) from investment operations:
Net investment income (loss)[a]	.06	.02	.01	.03	(.01)	(.03)
Net realized and unrealized gain (loss)	(3.22)	1.65	1.62	1.75	(2.24)	2.14
Total from investment operations	(3.16)	1.67	1.63	1.78	(2.25)	2.11
Less distributions from:
Net investment income	(.03)	(.01)	(.05)	—	—	—
Net realized gains	(1.97)	—	—	(.54)	(1.65)	(1.09)
Total distributions	(2.00)	(.01)	(.05)	(.54)	(1.65)	(1.09)
Net asset value, end of period	$7.89	$13.05	$11.39	$9.81	$8.57	$12.47
Total Return (%)[b]	(26.10)*	14.65	16.94	21.08	(20.74)	19.60
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	3	3	2	2	3
Ratio of expenses before expense reductions (%)[c]	1.37**	1.33	1.39	1.40	1.39	1.44
Ratio of expenses after expense reductions (%)[c]	1.09**	1.09	1.09	1.09	1.06	1.22
Ratio of net investment income (loss) (%)	1.07**	.15	.10	.27	(.08)	(.26)
Portfolio turnover rate (%)	13*	38	9	23	32	42

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

12 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company organized as a Massachusetts business trust. The Trust consists of four diversified funds: DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS Global Small Cap VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities or ETFs are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon,

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 13

creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash and/or U.S. Treasury Securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2022, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of June 30, 2022) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2022, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of June 30, 2022

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$ 2,400,888	$ —	$ —	$ 408,335	$ 2,809,223
Gross amount of recognized liabilities and non-cash collateral for securities lending transactions:					$2,809,223
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund's policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities

14 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At June 30, 2022, the aggregate cost of investments for federal income tax purposes was $57,000,864. The net unrealized appreciation for all investments based on tax cost was $3,605,809. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $12,667,869 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $9,062,060.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to income received from passive foreign investment companies, certain securities sold at a loss and investments in limited partnerships. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2022, purchases and sales of investment securities (excluding short-term investments) aggregated $8,835,193 and $11,056,440, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.80%.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 15

For the period from January 1, 2022 through April 30, 2023, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.80%
Class B	1.09%
For the six months ended June 30, 2022, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$ 96,015
Class B	2,900
$ 98,915
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2022, the Administration Fee was $33,804, of which $4,932 is unpaid.
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2022, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2022
Class A	$ 320	$ 102
Class B	93	29
	$ 413	$ 131
Distribution Service Agreement. DWS Distributors, Inc. (“DDI“), also an affiliate of the Advisor, is the Trust’s Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2022, the Distribution Service Fee aggregated $2,562, of which $361 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2022, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $490, of which $40 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

16 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

D.
Ownership of the Fund
At June 30, 2022, three participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 33%, 29% and 12%, respectively. Two participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 72% and 13%, respectively.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2022.
F.
Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund's accounting and financial reporting.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 17

Information About Your Fund’s Expenses (Unaudited)
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2022 to June 30, 2022).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2022

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/22	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/22	$ 740.70	$ 739.00
Expenses Paid per $1,000*	$ 3.45	$ 4.70
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/22	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/22	$ 1,020.83	$ 1,019.39
Expenses Paid per $1,000*	$ 4.01	$ 5.46

*
Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche DWS Variable Series I — DWS Global Small Cap VIP	.80%	1.09%
For more information, please refer to the Fund’s prospectus.
These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

18 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2022, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2020 through November 30, 2021 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
Proxy Voting
The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 19

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Global Small Cap VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
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During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
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The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
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The Board also received extensive information throughout the year regarding performance of the Fund.
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The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
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In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2020, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-

20 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2020. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board noted changes in the Fund’s portfolio management team and management process to reflect an active systematic strategy, effective February 1, 2021. The Board observed that the Fund had experienced improved relative performance during the first seven months of 2021. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2020, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 21

products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

22 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Notes

VS1glosc-3 (R-028377-11 8/22)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche DWS Variable Series I

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/15/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/15/2022

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/15/2022